Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012
Current assets:
Allowances for doubtful accounts	$ 466	$ 361
Shareholders' equity:
Preferred Stock, Par or Stated Value Per Share	$ 0
Preferred Stock, Shares Authorized	2,000,000	2,000,000
Preferred Stock, Shares Issued	2,000,000	2,000,000
Common stock, par value per share	$ 1.00	$ 1.00
Common stock, shares authorized	4,320,000,000	4,320,000,000
Common stock, shares issued	3,119,843,000	3,119,843,000
Treasury stock, shares	341,354,000	395,480,000